INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2023
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2023	2022	2021
Net loss before tax and comprehensive loss	$(608,928)	$(2,667,798)	$(4,974,834)
Statutory tax rate	27%	27%	27%
Expected income tax (recovery)	$(164,000)	$(720,000)	$(1,343,000)
Permanent differences	(185,000)	617,000	985,000
Non-deductible items and others	1,848,000	1,436,000	1,331,000
Share issuance costs	63,000	-	-
Change in deferred tax assets not recognized	(1,562,000)	(1,333,000)	(973,000)
Income tax expense (recovery)	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2023	2022
Non-capital losses	$1,745,000	$1,367,000
Capital losses	21,000	21,000
Share issuance costs	82,000	48,000
Unrecognized deferred tax assets	(1,848,000)	(1,436,000)
Net deferred tax assets	$-	$-

Disclosure of non-capital loss carryforwards [Table Text Block]
Expiry	November 30, 2023
2038	$675,203
2039	941,464
2040	1,561,728
2041	1,412,265
2042	470,530
2043	1,403,221
Total	$6,464,410